Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Basis of presentation
a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation
b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity's economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, VIEs and subsidiaries of VIEs have been eliminated upon consolidation.

Discontinued operations
c)	Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statements of operations and comprehensive loss, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinuing operations are presented separately in Note 3. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

  Inventories comprise electric vehicles on display at show rooms. Inventories are valued at the lower of cost or net realizable value. Cost of inventories is determined by the weighted-average method. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value. The Group continually evaluates the recoverability based on assumptions about future customer demand and market conditions. The evaluation may take into consideration inventory aging, expected demand, anticipated sales price, and other factors. The write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future customer demand and market conditions. As of December 31, 2017 and 2018, there was no write-down of inventories.

Non-current assets or disposal groups are classified as assets held for sale when the carrying amount is to be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such asset.

The Group purchases cars on behalf of consumers from auto makers and auto dealers. As the Group is not primarily responsible for the acceptability of the electric vehicles and does not assume inventory risk of the cars, it is considered to be an agent in accordance with ASC 606. Commission income upon each successful sale is recognized at a point in time following the transfer of control of cars.

As of December 31, 2017, the prepayments and other current assets, inventories, property, equipment and software and other current liabilities related to the Discontinued Business are classified as “Held-for-sale” in the consolidated financial statements of the Group.

On June 30, 2018, the Company completed the disposal of the Discontinued Business.

Use of estimates
d)	Use of estimates

The preparation of the Group's consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, assessment for valuation allowance of deferred tax assets, determination of the fair value of ordinary shares, preferred shares and warrant, and valuation and recognition of share-based compensation expenses.

Functional currency and foreign currency translation
e)	Functional currency and foreign currency translation

The Group uses Renminbi ("RMB") as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is United States dollars ("US$"). The functional currency of the Group's PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive loss in the consolidated statements of operations and comprehensive loss.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in exchange (losses)/gains in the consolidated statements of operations and comprehensive loss.

Convenience Translation
f)	Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.8755, representing the the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2018. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Fair value measurements
g)	Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group's financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, other receivables, accounts payable, short-term borrowings and other payables, of which the carrying values approximate their fair value.

See Note 20 for additional information.

Cash, cash equivalents and restricted cash
h)	Cash, cash equivalents and restricted cash

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in the United States of America or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less. As of December 31, 2017 and 2018, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars amounting to approximately US$5.3 million and US$73.5 million, respectively (equivalent to approximately RMB34.4 million and RMB504.2 million, respectively).

As of December 31, 2017 and 2018, the Group had approximately RMB32.2 million and RMB74.4 million cash and cash equivalents held by its PRC subsidiaries, VIEs and subsidiaries of VIEs, representing 48.3% and 12.9% of total cash and cash equivalents of the Group, respectively.

As of December 31, 2017 and 2018, the Company had a restricted cash balance approximately RMB11.1 million and nil, respectively, which is a deposit in bank and held as collateral for the Group’s VIE’s short-term borrowing. In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this ASU require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash. Therefore, amounts generally described as restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statements of cash flows. The Company early adopted the amendments in fiscal year 2016. The changes in restricted cash in the consolidated statements of cash flows were RMB11.1 million and RMB(11.1) million for the years ended December 31, 2017 and 2018, respectively.

Accounts receivable, net
i)	Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. Many factors are considered in estimating the general allowance, including but not limited to reviewing accounts receivable balances, historical bad debt rates, aging analysis, customer credit worthiness and industry trend analysis. The Group also makes the specific allowance if there is evidence showing that the receivable is unlikely to be collected. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Refer to Note 4 for details.

Short-term investments
j)	Short-term investments

Short-term investments mainly comprised of wealth management products, highly liquid investments placed with banks with original maturities longer than three months but within one year, and interest generating loan provided to a third party. As of December 31, 2017 and 2018, the interest generating loan provided to a third party of the Group was RMB4.0 million and nil, respectively. The interest generating loan provided to a third party was fully collected on July 3, 2018.

Property, equipment and software, net
k)	Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

 Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

Assets and liabilities held-for-sale
l)	Assets and liabilities held-for-sale

Assets and liabilities to be sold shall be classified as held-for-sale considering the recognition criteria in which all of the following criteria are met:

•	Management, having the authority to approve the action, commits to a plan to sell the assets and liabilities.
•	The assets and liabilities are available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.
•	An active program to locate a buyer and other actions required to complete the plan for the sale has been initiated.
•	The sale is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year,
•	The assets and liabilities are being actively marketed for sale at a price that is reasonable in relation to its current fair value.
•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Impairment of long-lived assets
m)	Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the periods presented.

Long-term investments
n)	Long-term investments

In accordance with ASC 325 Investment—Other, for investments in equity instruments which the Company does not have significant influence, and whose fair value is not readily determinable, the cost method accounting is applied. Gain or losses are realized when such investment is sold or when dividends are declared or payments are received. The Company assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends, and other company-specific information such as financing rounds.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 Investments-Equity Method and Joint Ventures. The Company adjusts the carrying amount of equity method investment for its share of the income or losses of the investee and reports the recognized income or losses in the consolidated statements of operations and comprehensive loss. The Company’s share of the income or losses of an investee are based on the shares of common stock and in-substance common stock held by the Company.

Other non-current assets
o)	Other non-current assets
As of December 31, 2018, other non-current assets comprises mainly prepayments for the purchases of softwares.
Warrant
p)	Warrant

On October 31, 2017, a warrant to purchase Series C-2 convertible redeemable preferred shares of the Company was issued in connection with the debt financing and is classified as a liability and is treated as upfront issuance costs based on the estimated fair value of the warrant at issuance date. Subsequently, changes in the fair value of the warrant for Series C-2 convertible redeemable preferred shares is recorded in the consolidated statements of operations and comprehensive loss. The upfront issuance costs are amortized over the term of the debt financing.

As of December 31, 2017 and 2018, upfront issuance costs of RMB1.3 million and RMB0.7 million were included in other non-current assets, respectively.

Revenue recognition
q)	Revenue recognition

The Group’s revenues comprise mainly auto shows revenue, group-purchase facilitation revenue, virtual dealership revenue and demand-side platform advertising services revenue.

The Group adopted ASC Topic 606, "Revenue from Contracts with Customers" for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services using the five steps defined under ASC Topic 606.

The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Based on revenue arrangements, there are no multiple performance obligations identified. Revenue is recognized upon transfer of control of promised goods or services to a customer.

Revenue is recorded net of Value Added Tax (“VAT”) and related surcharges collected from customers, which are subsequently remitted to government authorities.

Auto shows revenue

The Group’s online website and offline infrastructure allow them to organize auto shows, which aim at facilitating transactions between consumers and auto dealers that includes auto dealers, automakers and automotive service providers. The Group charges a fixed admission fee per auto show event to its industry customers for arranging, decorating and providing booth space at auto shows. The Group has identified one performance obligation for the transaction - providing a decorated venue for auto dealers, automakers and automotive service providers, as the individual service promised in auto show contracts are not distinct individually. As the Group has control of the auto show services and discretion in establishing the price of auto show admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The auto shows revenue is recognized over the period of the contract when the services are provided.

Group-purchase facilitation revenue

The Group facilitates transactions between consumers and auto dealers by organizing group-purchase events. The Group charges group-purchase facilitation revenue to the auto dealers in the form of either a fixed fee per event or a fixed fee per car sold during the group-purchase event. There is no financing component or consideration payable to any consumers. The Group has identified one performance obligation - organizing group-purchase events. As the Group has control of the group-purchase facilitation services and discretion in establishing the price of group-purchase facilitation service fee, it is considered to be a principal in accordance with ASC 606. Since the Group’s performance obligation is satisfied once the transaction is complete, the group-purchase facilitation service revenue is recognized at the point in time when the service of group-purchase facilitation is rendered, which occurs upon the closing of the group-purchase event.

Virtual dealership revenue

The Group operates a virtual dealership by connecting automakers or franchised dealerships with secondary dealers whereby the Group purchases cars on behalf of the secondary dealers from the automakers or franchised dealerships. The Group charges a commission fee at a pre-agreed percentage of the car costs to the secondary dealers. As the Group has neither inventory risk nor the discretion to establish the cost of cars to secondary dealers, it is considered to be an agent in accordance with ASC 606. The virtual dealership commission revenue is recognized upon the secondary dealers’ acceptance of the delivery of cars from automakers or franchised dealerships.

Demand-side platform advertising services revenue

The Group’s demand-side platform advertising services revenue comprise mainly online advertising services of auto makers and auto dealers on the Group’s online website. The Group has identified one performance obligation for the transaction - providing online advertising services for auto makers and auto dealers. As the Group has control of online adverting services and discretion in establishing the price of online advertising services fee to auto makers and auto dealers, it is considered to be a principal in accordance with ASC 606. The demand-side platform advertising services revenue is recognized over the period of the contract when the online advertising services is provided.

Cost of revenue
r)	Cost of revenue
Costs of revenues, consist primarily of rental costs for auto show venues, venue set-up costs, security costs, direct labor costs and other direct costs.
Research and development expenses
s)	Research and development expenses

Research and development expenses mainly consist of payroll-related expenses incurred for the employees who develop and enhance to the Group's websites and platform of applications.

Selling and marketing expenses
t)	Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotional expenses, salaries and other compensation-related expenses for the Group's sales and marketing personnel. Advertising and promotional expenses consist primarily of costs for the promotion of corporate image and offline events. The Group expenses all advertising and promotional expenses as incurred and classifies them under selling and marketing expenses. For the years ended December 31, 2016, 2017 and 2018, the advertising and promotional expenses were RMB61.0 million, RMB134.2 million and RMB238.0million, respectively.

Leases
u)	Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms. Rental costs for auto show venues incurred by the Group were RMB5.1 million, RMB31 million and RMB67 million for the years ended December 31, 2016, 2017 and 2018, respectively. Rental expenses for office space incurred by the Group were RMB10.4 million, RMB6.6 million and RMB6.6 million for the years ended December 31, 2016, 2017 and 2018, respectively.

The Group has no capital leases for any of the periods presented.

Share-based compensation
v)	Share-based compensation

Share based compensation expenses arise from share based awards, including share options for the purchase of ordinary shares and restricted shares. The Company accounts for share-based awards granted to employees in accordance with ASC 718 Compensation—Stock Compensation and share-based awards granted to non-employee in accordance with ASC 505. For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of the ordinary shares is assessed using the income approach/discounted cash flow method, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. Share-based compensation expenses are recorded net of actual forfeitures using straight-line method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

Share-based compensation expenses for share options granted to non-employees are measured at fair value at the earlier of the performance commitment date or the date service is completed, and recognized over the period during which the service is provided. The Group applies the guidance in ASC 505-50 to measure share options granted to non-employees based on the then-current fair value at each reporting date.

If a share-based award is modified after the grant date, the Group evaluates for such modifications in accordance with ASC 718 Compensation—Stock Compensation and if the modification is determined to be a probable-to-probable (Type 1) modification, additional compensation expenses are recognized in an amount equal to the excess of the fair value of the modified equity instrument over the fair value of the original equity instrument immediately before modification. The additional compensation expenses are recognized immediately on the date of modification or over the remaining requisite service period, depending on the vesting status of the award.

Employee benefits
w)	Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries, VIEs and subsidiaries of VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees' salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB8.2 million, RMB10.8 million and RMB24.6 million for the years ended December 31, 2016, 2017 and 2018, respectively.

Taxation
x)	Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations and comprehensive loss in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2016, 2017 and 2018.

Related parties
y)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Net loss per share
z)	Net loss per share

Loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company's preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the losses.

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and preferred shares, unless they were anti-dilutive. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share.

Statutory reserves
aa)	Statutory reserves

In accordance with China's Company Laws, the Company's VIEs in PRC must make appropriations from their after-tax profit (as determined under the accounting principles generally acceptable in China ("PRC GAAP")) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China's Foreign Investment Enterprises, the Company's subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies' discretion.

The Group has not appropriated any amount to statutory reserves for the years ended December 31, 2016, 2017 and 2018, because its PRC entities were making losses under the PRC GAAP in these years.

Comprehensive income/(loss)
bb)	Comprehensive income/(loss)

Comprehensive income/(loss) is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive income/(loss), as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Segment reporting
cc)	Segment reporting

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments.

Management has determined that the Group operated its continuing operations in one segment, as that term is defined by FASB ASC Topic 280, Segment reporting.

Concentrations and Risks
dd)	Concentrations and Risks

Online advertising and promotional service provider

The Group relied on online advertising and promotional service providers and their affiliates for online advertising and promotional service to support its operations during the years ended December 31, 2016, 2017 and 2018 as follows:

	For the year ended December 31,
	2016	2017	2018
Total number of online advertising and promotional service providers	17	21	32
Number of online service providers that accounted for 10% or more of the Group's online advertising and promotional service	1	2	2
Total percentage of the Group's online advertising and promotional service expenses that were paid to these service providers who accounted for 10% or more of the Group’s online advertising and promotional service expenses.	59%	50%	43%

Credit risk

Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, restricted cash, accounts receivable and short-term investments. As of December 31, 2017 and 2018, all of the Group's cash and cash equivalents, and restricted cash were held in major financial institutions located in the United States of America or China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is mainly derived from revenue earned from auto shows business. Short-term investments consist of interest generating loan provided to a third party of the Group, which was repaid on July 3, 2018.

Major customers

There was nil and one customer had receivable balances exceeding l0% of the total accounts receivable balances of the Group as of December 31, 2017 and 2018, respectively, as follows:

	For the year ended December 31,
	2017	2018
Customer A	-	22%

Recently issued accounting pronouncements
ee)	Recently issued accounting pronouncements

The Group qualifies as an “emerging growth company”, or “EGC”, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

In January 2016, the FASB issued ASU No. 2016-01 Financial Instruments—Overall (Subtopic 825-10) "Recognition and Measurement of Financial Assets and Financial Liabilities". The amendments in this ASU require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this accounting standard update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this accounting standard update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. For all other entities including not-for-profit entities and employee benefit plans within the scope of Topics 960 through 965 on plan accounting, the amendments in this update are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. All entities that are not public business entities may adopt the amendments in this update earlier as of the fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group adopted this new standard effective on January 1, 2019. The adoption of ASU 2016-01 did not have a material impact on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires that a lessee should recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public entities. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early application of the amendments in this update is permitted for all entities. The Group is currently evaluating the impact ASU 2016-02 will have on the Group's consolidated financial statements, and expects that some existing operating lease commitments will be recognized as operating lease obligations and right-of-use assets as a result of adoption.

In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. For public business entities that are U.S. Securities and Exchange Commission (SEC) filers, the amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. For all other entities, including not-for-profit entities and employee benefit plans within the scope of Topics 960 through 965 on plan accounting, the amendments in this update are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. All entities may adopt the amendments in this update earlier as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which the Group is required to recognize an allowance based on its estimate of expected credit loss. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 provides guidance for targeted changes with respect to how cash receipts and cash payments are classified in the statements of cash flows, with the objective of reducing diversity in practice. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. The Group is in the process of evaluating the impact of this accounting standard update on its consolidated statements of cash flows.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230) ("ASU 2016-18"). This ASU affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. The Group has early adopted this accounting standard on its consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07 Compensation—Stock Compensation (Topic 718) "Improvements to Nonemployee Share-Based Payment Accounting". The amendments in this update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. The Group is in the process of evaluating the impact of this accounting standard update on its consolidated financial statements.